GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
March 31. 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 97.1%
Australia – 6.9%
7,730 Aristocrat Leisure Ltd.
(Consumer Services) $ 216,447
30,500 BHP Group Ltd. (Materials) 881,876
15,850 BlueScope Steel Ltd.
(Materials) 246,517
60,296 Brambles Ltd. (Commercial &
Professional Services) 634,562
8,577 Challenger Ltd. (Financial
Services) 39,731
2,139 Cochlear Ltd. (Health Care
Equipment & Services) 470,433
533 Commonwealth Bank of
Australia (Banks) 41,808
69,692 Dexus REIT (Equity Real Estate
Investment Trusts (REITs)) 359,095
36,572 Fortescue Ltd. (Materials) 612,034
176,928 Insurance Australia Group Ltd.
(Insurance) 738,026
739 Macquarie Group Ltd.
(Financial Services) 96,127
48,990 National Australia Bank Ltd.
(Banks) 1,109,236
4,997 New Hope Corp. Ltd. (Energy) 15,138
9,913 Northern Star Resources Ltd.
(Materials) 93,535
891 Pro Medicus Ltd. (Health Care
Equipment & Services) 60,251
3,345 Reece Ltd. (Capital Goods) 61,246
2,984 Rio Tinto Ltd. (Materials) 236,826
262,570 Scentre Group REIT (Equity
Real Estate Investment Trusts
(REITs)) 579,893
33,215 Service Stream Ltd. (Capital
Goods) 27,056
24,663 Suncorp Group Ltd. (Insurance) 263,251
36,942 Woolworths Group Ltd.
(Consumer Staples Distribution
& Retail) 798,540
7,581,628
Austria – 0.7%
6,452 BAWAG Group AG (Banks)*
(a)
408,357
1,335 Erste Group Bank AG (Banks) 59,498
8,027 Strabag SE (Capital Goods) 338,170
806,025
Belgium – 0.3%
3,126 KBC Ancora (Banks) 152,324
992 UCB SA (Pharmaceuticals,
Biotechnology & Life Sciences) 122,459
1,589 Umicore SA (Materials) 34,258
309,041
China – 0.7%
13,182 Prosus NV (Consumer
Discretionary Distribution &
Retail)* 412,602
234,500 Yangzijiang Shipbuilding
Holdings Ltd. (Capital Goods) 331,689
744,291
Shares Description Value
a
Common Stocks – (continued)
Denmark – 3.9%
2,234 Genmab A/S (Pharmaceuticals,
Biotechnology & Life
Sciences)* $ 669,817
24,588 Novo Nordisk A/S, Class
B (Pharmaceuticals,
Biotechnology & Life Sciences) 3,153,987
2,949 Pandora A/S (Consumer
Durables & Apparel) 475,986
254 Sydbank AS (Banks) 13,168
4,312,958
Finland – 0.7%
15,785 Kone OYJ, Class B (Capital
Goods) 735,378
20,335 Nokia OYJ (Technology
Hardware & Equipment) 72,151
807,529
France – 9.7%
6,043 Air Liquide SA (Materials) 1,257,239
2,236 Airbus SE (Capital Goods) 411,936
6,099 Cie de Saint-Gobain SA
(Capital Goods) 473,367
2,310 Coface SA (Insurance) 36,515
10,985 Danone SA (Food, Beverage &
Tobacco) 710,124
2,188 Dassault Aviation SA (Capital
Goods) 481,732
15,117 Dassault Systemes (Software &
Services) 669,187
4,632 Edenred SE (Financial Services) 247,325
6,278 Eiffage SA (Capital Goods) 712,504
7,995 Engie SA (Utilities) 133,975
1,173 EssilorLuxottica SA (Health
Care Equipment & Services) 265,346
2,607 Getlink SE (Transportation) 44,388
567 Hermes International SCA
(Consumer Durables & Apparel) 1,449,128
903 La Francaise des Jeux SAEM
(Consumer Services)
(a)
36,804
9,553 Legrand SA (Capital Goods) 1,011,632
555 LVMH Moet Hennessy Louis
Vuitton SE (Consumer Durables
& Apparel) 499,387
2,315 Publicis Groupe SA (Media &
Entertainment) 252,383
10,571 Rexel SA (Capital Goods) 285,553
3,140 Safran SA (Capital Goods) 711,122
5,384 Thales SA (Capital Goods) 917,867
10,607,514
Georgia – 0.1%
3,731 TBC Bank Group PLC (Banks) 151,397
Germany – 7.4%
495 Atoss Software AG (Software &
Services) 146,340
1,412 Continental AG (Automobiles &
Components) 101,925
1,676 Deutsche Boerse AG (Financial
Services) 343,228

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31. 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
40,182 Deutsche Telekom AG
(Telecommunication Services) $ 975,399
11,244 E.ON SE (Utilities) 156,538
12,678 FUCHS SE (Materials) 497,884
8,558 GEA Group AG (Capital
Goods) 361,834
2,315 Hannover Rueck SE (Insurance) 633,908
7,881 Henkel AG & Co. KGaA
(Household & Personal
Products) 567,854
752 HOCHTIEF AG (Capital
Goods) 87,385
2,277 Indus Holding AG (Capital
Goods) 65,212
2,467 Knorr-Bremse AG (Capital
Goods) 186,591
665 MTU Aero Engines AG (Capital
Goods) 168,661
2,761 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Insurance) 1,347,758
1,593 Nemetschek SE (Software &
Services) 157,680
8,053 SAP SE (Software & Services) 1,568,073
1,089 Scout24 SE (Media &
Entertainment)
(a)
82,043
3,262 Siemens AG (Capital Goods) 622,843
8,071,156
Hong Kong – 1.7%
158,800 AIA Group Ltd. (Insurance) 1,068,180
55,000 Swire Pacific Ltd., Class A
(Real Estate Management &
Development) 452,780
152,500 Swire Pacific Ltd., Class B
(Real Estate Management &
Development) 198,908
9,000 Techtronic Industries Co. Ltd.
(Capital Goods) 122,291
1,842,159
Italy – 2.6%
2,558 Azimut Holding SpA (Financial
Services) 69,540
64,697 Banca Mediolanum SpA
(Financial Services) 711,082
20,812 Banca Monte dei Paschi di
Siena SpA (Banks)* 94,389
37,866 Banco BPM SpA (Banks) 251,933
6,402 Credito Emiliano SpA (Banks) 64,060
8,509 Prysmian SpA (Capital Goods) 443,778
25,688 UniCredit SpA (Banks) 975,613
23,614 Unipol Gruppo SpA (Insurance) 197,884
2,808,279
Japan – 25.0%
4,900 Advantest Corp.
(Semiconductors &
Semiconductor Equipment) 217,672
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
5,500 Aisin Corp. (Automobiles &
Components) $ 224,745
1,400 Argo Graphics, Inc. (Software
& Services) 39,373
2,000 Axial Retailing, Inc. (Consumer
Staples Distribution & Retail) 13,575
8,900 Brother Industries Ltd.
(Technology Hardware &
Equipment) 165,061
14,100 Central Japan Railway Co.
(Transportation) 350,178
4,000 Chubu Electric Power Co., Inc.
(Utilities) 52,305
7,300 Computer Engineering &
Consulting Ltd. (Software &
Services) 74,634
2,200 Daiichi Jitsugyo Co. Ltd.
(Capital Goods) 30,845
6,400 Dai-ichi Life Holdings, Inc.
(Insurance) 163,229
9,500 Daiwa House Industry Co. Ltd.
(Real Estate Management &
Development) 282,771
9,600 Daiwa Securities Group, Inc.
(Financial Services) 73,040
1,600 Disco Corp. (Semiconductors &
Semiconductor Equipment) 584,854
90,400 ENEOS Holdings, Inc. (Energy) 435,534
7,800 Feed One Co. Ltd. (Food,
Beverage & Tobacco) 50,064
25,600 Fujikura Kasei Co. Ltd.
(Materials) 80,312
14,000 Fujitsu Ltd. (Software &
Services) 224,056
107,400 Honda Motor Co. Ltd.
(Automobiles & Components) 1,328,934
11,600 IHI Corp. (Capital Goods) 310,088
3,100 Iino Kaiun Kaisha Ltd.
(Transportation) 25,872
1,800 IwaiCosmo Holdings, Inc.
(Financial Services) 26,475
36,000 JFE Holdings, Inc. (Materials) 596,650
11,900 JSP Corp. (Materials) 177,441
4,900 Kandenko Co. Ltd. (Capital
Goods) 55,936
5,300 Kansai Electric Power Co., Inc.
(The) (Utilities) 75,625
17,700 KDDI Corp.
(Telecommunication Services) 523,331
1,500 Kitagawa Corp. (Capital Goods) 16,416
900 Kobe Steel Ltd. (Materials) 12,213
8,100 Kokuyo Co. Ltd. (Commercial
& Professional Services) 132,456
1,200 Kurita Water Industries Ltd.
(Capital Goods) 49,752
10,400 Kyoei Steel Ltd. (Materials) 162,667
3,300 Kyokuto Securities Co. Ltd.
(Financial Services) 34,787

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31. 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
2,200 Kyoto Financial Group, Inc.
(Banks) $ 39,703
6,300 Kyowa Leather Cloth Co. Ltd.
(Materials) 33,307
38,500 Mazda Motor Corp.
(Automobiles & Components) 446,200
7,100 Mimasu Semiconductor
Industry Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 144,367
11,900 Mito Securities Co. Ltd.
(Financial Services) 38,795
4,700 Mitsubishi Electric Corp.
(Capital Goods) 78,673
56,500 Mitsubishi HC Capital, Inc.
(Financial Services) 394,067
20,000 Mitsubishi Heavy Industries
Ltd. (Capital Goods) 181,267
2,900 Mitsubishi Logisnext Co. Ltd.
(Capital Goods) 35,246
3,300 Mitsubishi Pencil Co. Ltd.
(Commercial & Professional
Services) 55,300
2,600 Mitsubishi Shokuhin Co. Ltd.
(Consumer Staples Distribution
& Retail) 95,627
37,100 Mitsubishi UFJ Financial
Group, Inc. (Banks) 377,459
42,600 Mizuho Financial Group, Inc.
(Banks) 842,428
6,500 Mizuho Leasing Co. Ltd.
(Financial Services) 47,911
10,000 Modec, Inc. (Energy) 202,294
54,300 MS&AD Insurance Group
Holdings, Inc. (Insurance) 958,805
3,500 NEC Corp. (Software &
Services) 255,519
3,100 NEC Networks & System
Integration Corp. (Software &
Services) 51,611
63,200 NGK Insulators Ltd. (Capital
Goods) 849,815
25,300 Nippon Steel Corp. (Materials) 608,831
403,400 Nippon Telegraph & Telephone
Corp. (Telecommunication
Services) 480,491
1,500 Nippon Yusen KK
(Transportation) 41,181
14,400 Nisshin Seifun Group, Inc.
(Food, Beverage & Tobacco) 198,402
9,000 Nissin Foods Holdings Co. Ltd.
(Food, Beverage & Tobacco) 248,113
9,700 Nomura Holdings, Inc.
(Financial Services) 62,085
25,700 Nomura Real Estate Holdings,
Inc. (Real Estate Management
& Development) 726,059
4,100 Nomura Research Institute Ltd.
(Software & Services) 115,820
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
41,200 ORIX Corp. (Financial
Services) $ 901,116
10,300 Otsuka Holdings Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 427,845
84,200 Panasonic Holdings Corp.
(Consumer Durables & Apparel) 803,585
3,400 Plant Co. Ltd. (Consumer
Staples Distribution & Retail) 40,115
28,200 Renesas Electronics
Corp. (Semiconductors &
Semiconductor Equipment) 502,543
4,800 Sakata INX Corp. (Materials) 49,978
1,900 SCREEN Holdings Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 246,344
24,900 SCSK Corp. (Software &
Services) 462,835
16,400 Seiko Epson Corp. (Technology
Hardware & Equipment) 286,877
34,400 Sekisui House Ltd. (Consumer
Durables & Apparel) 780,351
15,700 Sintokogio Ltd. (Capital Goods) 131,101
11,600 SoftBank Group Corp.
(Telecommunication Services) 688,870
6,400 Sojitz Corp. (Capital Goods) 168,825
14,700 Sompo Holdings, Inc.
(Insurance) 308,113
7,900 Sony Group Corp. (Consumer
Durables & Apparel) 677,431
10,800 SPK Corp. (Consumer
Discretionary Distribution &
Retail) 146,763
8,200 SRA Holdings (Software &
Services) 214,070
13,700 Subaru Corp. (Automobiles &
Components) 310,276
36,300 Sumitomo Electric Industries
Ltd. (Automobiles &
Components) 559,919
11,600 Sumitomo Heavy Industries
Ltd. (Capital Goods) 365,275
10,900 Sumitomo Mitsui Trust
Holdings, Inc. (Banks) 234,858
4,900 Sumitomo Realty &
Development Co. Ltd. (Real
Estate Management &
Development) 182,572
21,000 Taiho Kogyo Co. Ltd.
(Automobiles & Components) 129,601
3,000 Takashimaya Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 47,900
5,200 Toho Co. Ltd. (Consumer
Staples Distribution & Retail) 101,230
91,800 Tokai Tokyo Financial Holdings,
Inc. (Financial Services) 366,178
8,700 Tokio Marine Holdings, Inc.
(Insurance) 272,713

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31. 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
5,200 Tokyo Century Corp. (Financial
Services) $ 54,156
2,900 Tokyo Electron Ltd.
(Semiconductors &
Semiconductor Equipment) 755,303
2,800 Tokyo Tekko Co. Ltd.
(Materials) 97,305
27,500 Tokyu Fudosan Holdings Corp.
(Real Estate Management &
Development) 222,185
6,700 Toyo Tire Corp. (Automobiles
& Components) 126,607
66,100 Toyota Motor Corp.
(Automobiles & Components) 1,670,676
6,500 Trend Micro, Inc. (Software &
Services) 330,114
1,100 Uchida Yoko Co. Ltd. (Software
& Services) 50,281
40,400 USS Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 333,993
6,000 Yokogawa Electric Corp.
(Technology Hardware &
Equipment) 138,176
400 Zensho Holdings Co. Ltd.
(Consumer Services) 16,634
27,402,981
Jersey – 0.0%
2,510 JTC PLC (Financial Services)
(a)
26,052
Netherlands – 6.0%
24,088 ABN AMRO Bank NV
(Banks)
(a)
412,200
26 Adyen NV (Financial
Services)*
(a)
43,917
980 ASM International NV
(Semiconductors &
Semiconductor Equipment) 600,155
3,407 ASML Holding NV
(Semiconductors &
Semiconductor Equipment) 3,302,958
826 BE Semiconductor Industries
NV (Semiconductors &
Semiconductor Equipment) 126,526
2,680 Euronext NV (Financial
Services)
(a)
255,056
15,826 ING Groep NV (Banks) 260,548
19,871 Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution
& Retail) 594,576
27,573 Shell PLC (Energy) 923,754
142 Wolters Kluwer NV
(Commercial & Professional
Services) 22,236
6,541,926
New Zealand – 0.3%
3,301 Xero Ltd. (Software &
Services)* 286,624
Shares Description Value
a
Common Stocks – (continued)
Norway – 1.1%
8,553 Kongsberg Gruppen ASA
(Capital Goods) $ 590,567
26,857 Leroy Seafood Group ASA
(Food, Beverage & Tobacco) 118,149
52,800 Orkla ASA (Food, Beverage &
Tobacco) 372,912
3,573 Protector Forsikring ASA
(Insurance) 74,708
4,089 Veidekke ASA (Capital Goods) 44,444
5,178 Wallenius Wilhelmsen ASA
(Transportation) 42,356
1,243,136
Portugal – 0.1%
3,080 Jeronimo Martins SGPS SA
(Consumer Staples Distribution
& Retail) 61,108
Singapore – 0.9%
6,007 Hafnia Ltd. (Energy) 41,444
34,200 Keppel Ltd. (Capital Goods) 185,844
30,500 Oversea-Chinese Banking Corp.
Ltd. (Banks) 304,752
11,400 Singapore Technologies
Engineering Ltd. (Capital
Goods) 33,941
19,700 United Overseas Bank Ltd.
(Banks) 428,279
994,260
Spain – 2.6%
6,731 Amadeus IT Group SA
(Consumer Services) 432,108
10,108 Banco Bilbao Vizcaya
Argentaria SA (Banks) 120,371
104,610 Banco Santander SA (Banks) 510,961
22,338 Bankinter SA (Banks) 163,670
34,234 CaixaBank SA (Banks) 166,123
2,878 CIE Automotive SA
(Automobiles & Components) 82,541
26,492 Industria de Diseno Textil
SA (Consumer Discretionary
Distribution & Retail) 1,334,040
2,809,814
Sweden – 3.1%
3,926 Atea ASA (Software &
Services)* 46,939
11,283 Atlas Copco AB, Class B
(Capital Goods) 166,649
1,349 Evolution AB (Consumer
Services)
(a)
167,551
7,975 Industrivarden AB, Class A
(Financial Services) 274,258
14,650 Indutrade AB (Capital Goods)* 399,020
11,133 Investor AB, Class A (Financial
Services) 276,846
34,087 Investor AB, Class B (Financial
Services) 855,390

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31. 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
7,755 Lagercrantz Group AB, Class
B (Technology Hardware &
Equipment) $ 118,548
2,349 Proact IT Group AB (Software
& Services) 24,265
3,241 Saab AB, Class B (Capital
Goods) 288,296
3,630 Sandvik AB (Capital Goods) 80,589
43,024 SSAB AB, Class A (Materials) 317,914
41,658 SSAB AB, Class B (Materials) 307,588
634 Swedbank AB, Class A (Banks) 12,584
1,060 Trelleborg AB, Class B (Capital
Goods) 37,904
4,645 Wihlborgs Fastigheter AB
(Real Estate Management &
Development) 43,040
3,417,381
Switzerland – 6.3%
31,255 ABB Ltd. (Capital Goods) 1,449,929
10,847 Julius Baer Group Ltd.
(Financial Services) 629,109
580 Logitech International SA
(Technology Hardware &
Equipment) 51,973
1,718 Lonza Group AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 1,026,674
18,632 Novartis AG (Pharmaceuticals,
Biotechnology & Life Sciences) 1,804,667
229 Sika AG (Materials) 68,139
1,237 Temenos AG (Software &
Services) 88,483
35,102 UBS Group AG (Financial
Services) 1,080,823
188 VAT Group AG (Capital
Goods)
(a)
97,120
1,073 Zurich Insurance Group AG
(Insurance) 579,650
6,876,567
United Kingdom – 8.7%
1,471 3i Group PLC (Financial
Services) 52,158
924 4imprint Group PLC (Media &
Entertainment) 73,767
24,354 AstraZeneca PLC
ADR (Pharmaceuticals,
Biotechnology & Life Sciences) 1,649,983
74,772 Aviva PLC (Insurance) 469,172
25,454 BAE Systems PLC (Capital
Goods) 433,875
18,310 Beazley PLC (Insurance) 153,967
3,067 Bellway PLC (Consumer
Durables & Apparel) 102,885
5,590 Bodycote PLC (Capital Goods) 48,996
19,176 BP PLC ADR (Energy) 722,552
8,423 British American Tobacco PLC
(Food, Beverage & Tobacco) 255,648
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
3,000 CK Hutchison Holdings Ltd.
(Capital Goods) $ 14,438
629 Clarkson PLC (Transportation) 31,835
15,611 CMC Markets PLC (Financial
Services)
(a)
42,855
9,021 Compass Group PLC
(Consumer Services) 264,610
23,790 Direct Line Insurance Group
PLC (Insurance)* 58,567
3,070 Dunelm Group PLC (Consumer
Discretionary Distribution &
Retail) 43,989
100,483 HSBC Holdings PLC (Banks) 785,459
10,706 Impax Asset Management
Group PLC (Financial Services) 62,766
5,648 Investec PLC (Financial
Services) 37,866
18,313 Lancashire Holdings Ltd.
(Insurance) 143,074
69,594 M&G PLC (Financial Services) 193,704
13,797 Marks & Spencer Group PLC
(Consumer Staples Distribution
& Retail) 46,204
67,741 National Grid PLC (Utilities) 912,744
74,326 NatWest Group PLC (Banks) 248,943
24,691 Pearson PLC (Consumer
Services) 325,119
29,246 Polar Capital Holdings PLC
(Financial Services) 168,223
1,147 Reckitt Benckiser Group
PLC (Household & Personal
Products) 65,385
34,496 Redde Northgate PLC
(Transportation) 166,102
28,126 Redrow PLC (Consumer
Durables & Apparel) 236,248
44,773 Rentokil Initial PLC
(Commercial & Professional
Services) 266,199
126,723 Rolls-Royce Holdings PLC
(Capital Goods)* 681,817
18,925 Sage Group PLC (The)
(Software & Services) 302,461
3,634 Smiths Group PLC (Capital
Goods) 75,327
1,464 SSE PLC (Utilities) 30,522
139,769 Taylor Wimpey PLC (Consumer
Durables & Apparel) 241,643
32,059 Tesco PLC (Consumer Staples
Distribution & Retail) 120,076
7,045 Vesuvius PLC (Capital Goods) 43,950
9,573,129
United States – 8.3%
6,217 CRH PLC (Materials) 536,279
3,683 Ferguson PLC (Capital Goods) 805,821
13,316 GSK PLC ADR
(Pharmaceuticals,
Biotechnology & Life Sciences) 570,857
12,253 Holcim AG (Materials)* 1,110,082

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31. 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
20,769 Nestle SA (Food, Beverage &
Tobacco) $ 2,206,705
2,466 Roche Holding AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 629,617
11,704 Sanofi SA (Pharmaceuticals,
Biotechnology & Life Sciences) 1,138,618
6,274 Schneider Electric SE (Capital
Goods) 1,418,404
21,215 Stellantis NV (Automobiles &
Components) 602,698
1,183 Tenaris SA (Energy) 23,390
9,042,471
TOTAL COMMON STOCKS
(Cost $89,328,922)
106,317,426
Shares Description Rate Value
a
Preferred Stocks – 1.2%
Germany – 1.2%
1,833 Bayerische
Motoren Werke
AG (Automobiles
& Components) 8.57% 196,686
921 FUCHS SE
(Materials) 2.33 45,629
5,193 Henkel AG
& Co. KGaA
(Household
& Personal
Products) 2.47 417,393
8,030 Porsche
Automobil
Holding SE
(Automobiles &
Components) 5.21 425,380
531 Sartorius AG
(Pharmaceuticals,
Biotechnology &
Life Sciences)* 0.39 210,866
TOTAL PREFERRED STOCKS
(Cost $1,248,677)
1,295,954
TOTAL INVESTMENTS – 98.3%
(Cost $90,577,599)
$ 107,613,380
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.7%
1,837,518
NET ASSETS – 100.0%
$ 109,450,898
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 21.6%
Industrials 18.1
Consumer Discretionary 14.2
Information Technology 11.5
Health Care 11.4
Materials 7.5
Consumer Staples 6.5
Communication Services 2.9
Real Estate 2.9
Energy 2.1
Utilities 1.3
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.3%
Air Freight & Logistics – 1.5%
30,152 United Parcel Service, Inc.,
Class B $ 4,481,492
Automobiles – 0.9%
57,336 General Motors Co. 2,600,188
Banks – 7.7%
143,278 Bank of America Corp. 5,433,102
67,704 Citigroup, Inc. 4,281,601
50,460 JPMorgan Chase & Co. 10,107,138
20,714 M&T Bank Corp. 3,012,644
22,834,485
Beverages – 1.5%
73,201 Coca-Cola Co. (The) 4,478,437
Biotechnology – 1.7%
12,857 Amgen, Inc. 3,655,502
3,773 Biogen, Inc.* 813,572
5,561 BioMarin Pharmaceutical, Inc.* 485,698
4,954,772
Capital Markets – 4.6%
6,756 BlackRock, Inc. 5,632,477
45,010 KKR & Co., Inc. 4,527,106
55,892 Nasdaq, Inc. 3,526,785
13,686,368
Chemicals – 2.7%
11,432 Linde PLC 5,308,106
7,753 Sherwin-Williams Co. (The) 2,692,850
8,000,956
Commercial Services & Supplies – 1.1%
19,228 Waste Connections, Inc. 3,307,408
Construction Materials – 1.2%
5,697 Martin Marietta Materials, Inc. 3,497,616
Consumer Finance – 1.8%
23,261 American Express Co. 5,296,297
Consumer Staples Distribution & Retail – 1.9%
96,414 Walmart, Inc. 5,801,230
Containers & Packaging – 1.1%
49,039 Ball Corp. 3,303,267
Diversified Telecommunication Services – 1.6%
269,510 AT&T, Inc. 4,743,376
Electric Utilities – 1.5%
117,387 Exelon Corp. 4,410,230
Electrical Equipment – 1.9%
18,122 Eaton Corp. PLC 5,666,387
Financial Services – 4.0%
15,380 Berkshire Hathaway, Inc., Class
B* 6,467,598
43,837 Fidelity National Information
Services, Inc. 3,251,829
7,732 Visa, Inc., Class A 2,157,846
11,877,273
Shares Description Value
aa
Common Stocks – (continued)
Food Products – 0.8%
21,536 Lamb Weston Holdings, Inc. $ 2,294,230
Ground Transportation – 1.8%
11,184 Norfolk Southern Corp. 2,850,466
11,578 Old Dominion Freight Line, Inc. 2,539,171
5,389,637
Health Care Equipment & Supplies – 5.1%
6,251 Align Technology, Inc.* 2,049,828
71,200 Boston Scientific Corp.* 4,876,488
32,801 Cooper Cos., Inc. (The) 3,327,990
38,241 Zimmer Biomet Holdings, Inc. 5,047,047
15,301,353
Health Care Providers & Services – 1.3%
49,522 CVS Health Corp. 3,949,875
Household Products – 1.5%
48,861 Colgate-Palmolive Co. 4,399,933
Industrial Conglomerates – 4.0%
40,574 General Electric Co. 7,121,954
23,128 Honeywell International, Inc. 4,747,022
11,868,976
Industrial REITs – 1.4%
32,497 Prologis, Inc. REIT 4,231,759
Insurance – 2.9%
25,876 Allstate Corp. (The) 4,476,807
37,008 Globe Life, Inc. 4,306,621
8,783,428
Interactive Media & Services – 1.8%
35,629 Alphabet, Inc., Class A* 5,377,485
Life Sciences Tools & Services – 2.1%
25,622 Danaher Corp. 6,398,326
Machinery – 4.3%
12,453 Caterpillar, Inc. 4,563,153
15,665 Illinois Tool Works, Inc. 4,203,389
42,510 Stanley Black & Decker, Inc. 4,163,004
12,929,546
Media – 1.0%
29,954 Omnicom Group, Inc. 2,898,349
Metals & Mining – 1.7%
108,810 Freeport-McMoRan, Inc. 5,116,246
Multi-Utilities – 2.9%
58,364 Ameren Corp. 4,316,601
70,669 CMS Energy Corp. 4,264,168
8,580,769
Office REITs – 0.6%
13,385 Alexandria Real Estate Equities,
Inc. REIT 1,725,460
Oil, Gas & Consumable Fuels – 6.7%
25,474 Chesapeake Energy Corp.
(a)
2,262,855
28,955 EOG Resources, Inc. 3,701,607
97,606 Exxon Mobil Corp. 11,345,722
16,013 Phillips 66 2,615,563
19,925,747

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Personal Care Products – 1.3%
180,497 Kenvue, Inc. $ 3,873,466
Pharmaceuticals – 5.5%
49,480 AstraZeneca PLC ADR (United
Kingdom) 3,352,270
112,244 Bristol-Myers Squibb Co. 6,086,992
43,925 Johnson & Johnson 6,948,496
16,387,758
Residential REITs – 1.2%
19,490 AvalonBay Communities, Inc.
REIT 3,616,565
Semiconductors & Semiconductor Equipment – 5.8%
15,699 Advanced Micro Devices, Inc.* 2,833,513
10,351 Applied Materials, Inc. 2,134,687
2,732 KLA Corp. 1,908,493
57,600 Marvell Technology, Inc. 4,082,688
32,841 Micron Technology, Inc. 3,871,625
13,747 Texas Instruments, Inc. 2,394,865
17,225,871
Software – 3.1%
32,298 Dynatrace, Inc.* 1,499,919
33,910 Oracle Corp. 4,259,435
11,733 Salesforce, Inc. 3,533,745
9,293,099
Specialized REITs – 1.3%
10,144 American Tower Corp. REIT 2,004,353
12,300 Extra Space Storage, Inc. REIT 1,808,100
3,812,453
Specialty Retail – 2.0%
67,804 Foot Locker, Inc. 1,932,414
15,995 Lowe’s Cos., Inc. 4,074,406
6,006,820
Shares Description Value
aa
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 1.3%
33,543 Dell Technologies, Inc., Class C $ 3,827,592
Textiles, Apparel & Luxury Goods – 1.2%
37,434 NIKE, Inc., Class B 3,518,047
TOTAL COMMON STOCKS
(Cost $217,311,251)
295,672,572
Shares Dividend Rate Value
aa
Investment Company – 0.4%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,204,270 5.211% 1,204,270
(Cost $1,204,270)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $218,515,521)
296,876,842
a
Securities Lending Reinvestment Vehicle – 0.7%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,211,456 5.211% 2,211,456
(Cost $2,211,456)
TOTAL INVESTMENTS – 100.4%
(Cost $220,726,977)
$ 299,088,298
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.4)%
(1,089,238)
NET ASSETS – 100.0%
$ 297,999,060
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP GROWTH FUND
Schedule of Investments
March 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.9%
Aerospace & Defense – 0.7%
3,034 Woodward, Inc. $ 467,600
Automobile Components – 0.7%
14,426 Mobileye Global, Inc., Class A
(Israel)*
(a)
463,796
Biotechnology – 4.0%
2,740 Alnylam Pharmaceuticals, Inc.* 409,493
2,413 Biogen, Inc.* 520,315
6,037 BioMarin Pharmaceutical, Inc.* 527,271
6,911 Exact Sciences Corp.* 477,274
4,729 Neurocrine Biosciences, Inc.* 652,224
2,586,577
Building Products – 2.1%
4,598 Trane Technologies PLC 1,380,320
Capital Markets – 4.7%
8,925 KKR & Co., Inc. 897,677
2,395 MSCI, Inc. 1,342,278
5,160 Nasdaq, Inc. 325,596
4,596 Tradeweb Markets, Inc., Class A 478,765
3,044,316
Chemicals – 1.4%
9,286 Ashland, Inc. 904,178
Construction Materials – 1.8%
1,935 Martin Marietta Materials, Inc. 1,187,974
Containers & Packaging – 1.8%
16,883 Ball Corp. 1,137,239
Electrical Equipment – 4.1%
5,261 AMETEK, Inc. 962,237
5,884 Rockwell Automation, Inc. 1,714,186
2,676,423
Electronic Equipment, Instruments & Components – 2.2%
12,056 Amphenol Corp., Class A 1,390,660
Entertainment – 1.0%
6,215 Live Nation Entertainment, Inc.* 657,361
Financial Services – 1.4%
6,738 Fidelity National Information
Services, Inc. 499,825
2,340 Jack Henry & Associates, Inc. 406,528
906,353
Food Products – 0.6%
4,671 McCormick & Co., Inc. 358,779
Ground Transportation – 3.0%
5,864 Old Dominion Freight Line, Inc. 1,286,034
1,106 Saia, Inc.* 647,010
1,933,044
Health Care Equipment & Supplies – 9.3%
2,136 Align Technology, Inc.* 700,437
6,384 Cooper Cos., Inc. (The) 647,721
8,518 Dexcom, Inc.* 1,181,446
2,155 IDEXX Laboratories, Inc.* 1,163,549
7,263 Insulet Corp.* 1,244,878
8,212 Zimmer Biomet Holdings, Inc. 1,083,820
6,021,851
Shares Description Value
aa
Common Stocks – (continued)
Health Care Providers & Services – 2.4%
6,475 Cencora, Inc. $ 1,573,360
Hotel & Resort REITs – 1.0%
5,699 Ryman Hospitality Properties,
Inc. REIT 658,861
Hotels, Restaurants & Leisure – 8.1%
6,615 Cava Group, Inc.* 463,381
2,477 Domino's Pizza, Inc. 1,230,772
7,530 DoorDash, Inc., Class A* 1,037,032
14,829 DraftKings, Inc., Class A* 673,385
4,576 Expedia Group, Inc.* 630,344
8,636 Yum! Brands, Inc. 1,197,381
5,232,295
Interactive Media & Services – 0.5%
27,408 Snap, Inc., Class A* 314,644
IT Services – 2.1%
6,629 Cloudflare, Inc., Class A* 641,886
1,902 MongoDB, Inc.* 682,133
1,324,019
Life Sciences Tools & Services – 5.4%
8,868 Agilent Technologies, Inc. 1,290,383
887 Mettler-Toledo International,
Inc.* 1,180,854
2,591 West Pharmaceutical Services,
Inc. 1,025,285
3,496,522
Machinery – 4.9%
3,469 Chart Industries, Inc.* 571,413
9,362 Fortive Corp. 805,319
5,394 ITT, Inc. 733,746
8,403 Xylem, Inc. 1,086,004
3,196,482
Media – 2.2%
16,562 Trade Desk, Inc. (The), Class A* 1,447,850
Oil, Gas & Consumable Fuels – 3.3%
5,079 Cheniere Energy, Inc. 819,141
2,862 Chesapeake Energy Corp.
(a)
254,232
1,697 Hess Corp. 259,030
7,080 Targa Resources Corp. 792,889
2,125,292
Personal Care Products – 0.6%
1,921 elf Beauty, Inc.* 376,574
Pharmaceuticals – 0.5%
4,485 Intra-Cellular Therapies, Inc.* 310,362
Professional Services – 2.1%
3,090 Equifax, Inc. 826,637
2,536 Paycom Software, Inc. 504,689
1,331,326
Real Estate Management & Development – 2.1%
14,213 CoStar Group, Inc.* 1,372,976
Semiconductors & Semiconductor Equipment – 4.1%
5,387 Enphase Energy, Inc.* 651,719
3,072 Entegris, Inc. 431,739

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP GROWTH FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
17,506 Marvell Technology, Inc. $ 1,240,825
2,535 MKS Instruments, Inc. 337,155
2,661,438
Software – 13.2%
7,735 AppLovin Corp., Class A* 535,417
5,146 Crowdstrike Holdings, Inc.,
Class A* 1,649,756
8,917 Datadog, Inc., Class A* 1,102,141
950 Fair Isaac Corp.* 1,187,129
1,506 HubSpot, Inc.* 943,599
13,043 Klaviyo, Inc., Class A* 332,336
3,341 Manhattan Associates, Inc.* 836,018
1,879 Monday.com Ltd.* 424,410
18,681 Palantir Technologies, Inc., Class
A* 429,850
10,711 Samsara, Inc., Class A* 404,769
3,498 Zscaler, Inc.* 673,820
8,519,245
Specialty Retail – 3.8%
11,805 Ross Stores, Inc. 1,732,502
1,329 Ulta Beauty, Inc.* 694,907
2,427,409
Textiles, Apparel & Luxury Goods – 1.2%
1,933 Lululemon Athletica, Inc.* 755,126
Trading Companies & Distributors – 2.6%
12,975 Fastenal Co. 1,000,891
933 United Rentals, Inc. 672,796
1,673,687
TOTAL COMMON STOCKS
(Cost $47,026,402)
63,913,939
Shares Dividend Rate Value
aa
Investment Company – 0.3%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
186,198 5.211% 186,198
(Cost $186,198)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $47,212,600)
64,100,137
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 1.1%
(b)
Goldman Sachs Financial Square Government
Fund – Institutional Shares
717,218 5.211% $ 717,218
(Cost $717,218)
TOTAL INVESTMENTS – 100.3%
(Cost $47,929,818)
$ 64,817,355
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.3)%
(176,790)
NET ASSETS – 100.0%
$ 64,640,565
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.0%
Aerospace & Defense – 1.7%
15,625 L3Harris Technologies, Inc. $ 3,329,687
30,547 Woodward, Inc. 4,707,904
8,037,591
Automobiles – 1.0%
106,256 General Motors Co. 4,818,710
Banks – 4.6%
104,901 Citizens Financial Group, Inc. 3,806,857
56,490 East West Bancorp, Inc. 4,468,924
346,109 Huntington Bancshares, Inc. 4,828,221
33,384 M&T Bank Corp. 4,855,369
41,414 Pinnacle Financial Partners, Inc. 3,556,634
21,516,005
Beverages – 1.7%
54,981 Coca-Cola Europacific Partners
PLC (United Kingdom) 3,845,921
16,091 Constellation Brands, Inc., Class
A 4,372,890
8,218,811
Biotechnology – 0.9%
19,813 Biogen, Inc.* 4,272,277
Building Products – 2.2%
39,220 Allegion PLC 5,283,326
16,879 Trane Technologies PLC 5,067,076
10,350,402
Capital Markets – 4.0%
61,514 KKR & Co., Inc. 6,187,078
84,643 Nasdaq, Inc. 5,340,973
58,692 Raymond James Financial, Inc. 7,537,227
19,065,278
Chemicals – 3.7%
77,985 Ashland, Inc. 7,593,399
28,743 Celanese Corp. 4,939,772
35,022 PPG Industries, Inc. 5,074,688
17,607,859
Communications Equipment – 0.7%
8,718 Motorola Solutions, Inc. 3,094,716
Construction Materials – 2.1%
16,272 Martin Marietta Materials, Inc. 9,990,032
Consumer Staples Distribution & Retail – 0.6%
36,951 Performance Food Group Co.* 2,758,023
Containers & Packaging – 2.0%
15,200 Avery Dennison Corp. 3,393,400
92,755 Ball Corp. 6,247,977
9,641,377
Electric Utilities – 2.0%
97,221 Eversource Energy 5,810,899
97,197 FirstEnergy Corp. 3,753,748
9,564,647
Electrical Equipment – 3.1%
46,499 AMETEK, Inc. 8,504,667
21,714 Rockwell Automation, Inc. 6,325,940
14,830,607
Shares Description Value
aa
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 2.4%
74,003 Cognex Corp. $ 3,139,207
21,718 Keysight Technologies, Inc.* 3,396,261
15,165 Zebra Technologies Corp., Class
A* 4,571,338
11,106,806
Entertainment – 0.9%
32,821 Electronic Arts, Inc. 4,354,362
Financial Services – 2.8%
134,726 Fidelity National Information
Services, Inc. 9,993,975
44,278 Voya Financial, Inc. 3,273,030
13,267,005
Ground Transportation – 1.0%
10,026 Old Dominion Freight Line, Inc. 2,198,802
4,471 Saia, Inc.* 2,615,535
4,814,337
Health Care Equipment & Supplies – 3.5%
68,704 Cooper Cos., Inc. (The) 6,970,708
73,503 Zimmer Biomet Holdings, Inc. 9,700,926
16,671,634
Health Care Providers & Services – 1.5%
28,073 Cencora, Inc. 6,821,458
Health Care REITs – 0.9%
92,564 Ventas, Inc. REIT 4,030,236
Hotels, Restaurants & Leisure – 3.2%
44,309 Royal Caribbean Cruises Ltd.* 6,159,394
43,369 Wyndham Hotels & Resorts, Inc. 3,328,571
40,303 Yum! Brands, Inc. 5,588,011
15,075,976
Household Durables – 2.0%
55,739 Lennar Corp., Class A 9,585,993
Independent Power and Renewable Electricity Producers – 1.2%
323,501 AES Corp. (The) 5,800,373
Industrial REITs – 0.3%
62,264 Americold Realty Trust, Inc.
REIT 1,551,619
Insurance – 6.3%
45,262 Allstate Corp. (The) 7,830,778
25,875 American Financial Group, Inc. 3,531,420
40,686 Arch Capital Group Ltd.* 3,761,014
16,017 Arthur J Gallagher & Co. 4,004,891
46,433 Globe Life, Inc. 5,403,408
100,162 Unum Group 5,374,693
29,906,204
Life Sciences Tools & Services – 1.3%
4,498 Mettler-Toledo International,
Inc.* 5,988,142
Machinery – 7.7%
9,376 Chart Industries, Inc.* 1,544,415
16,833 Cummins, Inc. 4,959,843
94,951 Fortive Corp. 8,167,685
15,631 IDEX Corp. 3,814,277

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Machinery – (continued)
35,805 ITT, Inc. $ 4,870,554
83,307 Stanley Black & Decker, Inc. 8,158,255
36,034 Xylem, Inc. 4,657,034
36,172,063
Metals & Mining – 2.2%
68,775 Steel Dynamics, Inc. 10,194,518
Multi-Utilities – 3.4%
86,028 CMS Energy Corp. 5,190,930
164,978 NiSource, Inc. 4,563,291
75,247 WEC Energy Group, Inc. 6,179,284
15,933,505
Office REITs – 1.5%
53,445 Alexandria Real Estate Equities,
Inc. REIT 6,889,595
Oil, Gas & Consumable Fuels – 6.7%
14,455 Cheniere Energy, Inc. 2,331,302
30,796 Chesapeake Energy Corp.
(a)
2,735,609
31,312 Diamondback Energy, Inc. 6,205,099
184,629 Marathon Oil Corp. 5,232,386
48,800 Phillips 66 7,970,992
65,216 Targa Resources Corp. 7,303,540
31,778,928
Passenger Airlines – 1.3%
124,082 United Airlines Holdings, Inc.* 5,941,046
Residential REITs – 3.5%
39,408 AvalonBay Communities, Inc.
REIT 7,312,548
97,325 Equity LifeStyle Properties, Inc.
REIT 6,267,730
78,983 Invitation Homes, Inc. REIT 2,812,585
16,392,863
Retail REITs – 0.9%
73,927 Regency Centers Corp. REIT 4,477,019
Semiconductors & Semiconductor Equipment – 3.8%
186,761 Marvell Technology, Inc. 13,237,620
35,701 MKS Instruments, Inc. 4,748,233
17,985,853
Software – 1.1%
45,112 Dynatrace, Inc.* 2,095,001
113,314 Klaviyo, Inc., Class A*
(a)
2,887,241
4,982,242
Specialized REITs – 3.4%
27,198 Digital Realty Trust, Inc. REIT 3,917,600
24,334 Extra Space Storage, Inc. REIT 3,577,098
280,988 VICI Properties, Inc. REIT 8,370,632
15,865,330
Specialty Retail – 3.4%
99,738 Foot Locker, Inc. 2,842,533
6,957 RH* 2,422,845
45,387 Ross Stores, Inc. 6,660,996
7,780 Ulta Beauty, Inc.* 4,068,006
15,994,380
Shares Description Value
aa
Common Stocks – (continued)
Trading Companies & Distributors – 2.5%
32,354 Fastenal Co. $ 2,495,787
12,871 United Rentals, Inc. 9,281,407
11,777,194
TOTAL COMMON STOCKS
(Cost $356,926,852)
467,125,016
Shares Dividend Rate Value
aa
Investment Company – 1.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
4,543,222 5.211% 4,543,222
(Cost $4,543,222)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $361,470,074)
471,668,238
a
Securities Lending Reinvestment Vehicle – 0.7%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
3,478,144 5.211% 3,478,144
(Cost $3,478,144)
TOTAL INVESTMENTS – 100.7%
(Cost $364,948,218)
$ 475,146,382
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.7)%
(3,442,454)
NET ASSETS – 100.0%
$ 471,703,928
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
March 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.0%
Aerospace & Defense – 0.3%
2,883 AAR Corp.* $ 172,605
5,826 Kratos Defense & Security
Solutions, Inc.* 107,082
2,629 National Presto Industries, Inc. 220,310
499,997
Automobile Components – 1.5%
2,340 Adient PLC* 77,033
1,701 Cooper-Standard Holdings, Inc.* 28,169
1,740 Dorman Products, Inc.* 167,719
1,972 Fox Factory Holding Corp.* 102,682
52,098 Goodyear Tire & Rubber Co.
(The)*
(a)
715,305
14,302 Holley, Inc.* 63,787
8,971 Modine Manufacturing Co.* 853,949
2,008,644
Banks – 7.3%
6,447 Amalgamated Financial Corp. 154,728
10,179 Ameris Bancorp 492,460
883 Axos Financial, Inc.* 47,717
5,602 BancFirst Corp. 493,144
15,067 Bancorp, Inc. (The)* 504,142
5,911 BankUnited, Inc. 165,508
3,325 Banner Corp. 159,600
2,820 Business First Bancshares, Inc. 62,830
5,551 Byline Bancorp, Inc. 120,568
1,043 Capital City Bank Group, Inc. 28,891
1,035 Civista Bancshares, Inc. 15,918
3,484 Community Trust Bancorp, Inc. 148,593
29,662 CVB Financial Corp. 529,170
2,297 Esquire Financial Holdings, Inc. 109,039
2,569 Financial Institutions, Inc. 48,348
584 First Bancorp, Inc. (The) 14,390
23,421 First BanCorp. (Puerto Rico) 410,804
1,144 First Bancshares, Inc. (The) 29,687
11,285 First Commonwealth Financial
Corp. 157,087
9,016 First Financial Bancorp 202,139
8,182 Hancock Whitney Corp. 376,699
17,146 Hanmi Financial Corp. 272,964
3,737 Heartland Financial USA, Inc. 131,355
4,644 Heritage Commerce Corp. 39,845
19,671 Heritage Financial Corp. 381,421
2,784 Home Bancorp, Inc. 106,655
4,556 Home BancShares, Inc. 111,941
3,980 HomeTrust Bancshares, Inc. 108,813
6,492 Hope Bancorp, Inc. 74,723
9,948 International Bancshares Corp. 558,481
26,159 Macatawa Bank Corp. 256,097
3,055 Metrocity Bankshares, Inc. 76,253
12,781 National Bank Holdings Corp.,
Class A 461,011
5,222 Northeast Community Bancorp,
Inc. 82,142
12,099 OFG Bancorp (Puerto Rico) 445,364
8,188 Old Second Bancorp, Inc. 113,322
4,212 Preferred Bank 323,355
2,951 Provident Financial Services, Inc. 42,996
2,199 Renasant Corp. 68,873
Shares Description Value
aa
Common Stocks – (continued)
Banks – (continued)
1,919 Sierra Bancorp $ 38,764
12,858 Southside Bancshares, Inc. 375,839
8,783 Texas Capital Bancshares, Inc.* 540,594
1,452 Timberland Bancorp, Inc. 39,088
10,924 TrustCo Bank Corp. 307,620
6,990 UMB Financial Corp. 608,060
2,041 WesBanco, Inc. 60,842
9,897,880
Beverages – 0.7%
166 Coca-Cola Consolidated, Inc. 140,504
39,645 Primo Water Corp. 721,936
862,440
Biotechnology – 6.7%
852 4D Molecular Therapeutics, Inc.* 27,145
14,820 89bio, Inc.* 172,505
2,439 ACADIA Pharmaceuticals, Inc.* 45,097
8,684 Adicet Bio, Inc.* 20,407
2,265 Agios Pharmaceuticals, Inc.* 66,229
712 Akero Therapeutics, Inc.* 17,985
6,537 Aldeyra Therapeutics, Inc.* 21,376
2,970 Allogene Therapeutics, Inc.* 13,276
931 Alpine Immune Sciences, Inc.* 36,905
1,323 Apogee Therapeutics, Inc.*
(b)
87,913
3,092 Arcturus Therapeutics Holdings,
Inc.* 104,417
71,044 Aurinia Pharmaceuticals, Inc.
(Canada)* 355,930
8,884 Beam Therapeutics, Inc.* 293,527
5,714 Biohaven Ltd.* 312,499
1,508 Biomea Fusion, Inc.*
(b)
22,545
3,044 Blueprint Medicines Corp.* 288,754
3,199 Celldex Therapeutics, Inc.* 134,262
6,525 Cogent Biosciences, Inc.* 43,848
4,778 Cytokinetics, Inc.* 334,986
3,996 Day One Biopharmaceuticals,
Inc.* 66,014
18,113 Deciphera Pharmaceuticals, Inc.* 284,917
22,244 Design Therapeutics, Inc.* 89,643
31,745 Editas Medicine, Inc.* 235,548
13,009 Fate Therapeutics, Inc.* 95,486
6,409 Generation Bio Co.* 26,085
6,455 Ideaya Biosciences, Inc.* 283,245
8,057 Inozyme Pharma, Inc.* 61,717
1,557 Intellia Therapeutics, Inc.* 42,833
4,187 Iovance Biotherapeutics, Inc.* 62,051
10,901 iTeos Therapeutics, Inc.* 148,690
1,449 Keros Therapeutics, Inc.* 95,924
20,890 Kiniksa Pharmaceuticals Ltd.,
Class A* 412,160
17,823 Kodiak Sciences, Inc.* 93,749
1,992 Krystal Biotech, Inc.* 354,437
4,852 Kura Oncology, Inc.* 103,493
1,141 Kymera Therapeutics, Inc.* 45,868
13,341 MannKind Corp.* 60,435
4,430 Morphic Holding, Inc.* 155,936
2,347 Mural Oncology PLC* 11,477
8,147 Nurix Therapeutics, Inc.* 119,761
2,016 Nuvalent, Inc., Class A* 151,381

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Biotechnology – (continued)
4,702 Olema Pharmaceuticals, Inc.* $ 53,227
25,897 PMV Pharmaceuticals, Inc.* 44,025
25,514 Poseida Therapeutics, Inc.* 81,390
8,468 Precigen, Inc.* 12,279
1,565 Protagonist Therapeutics, Inc.* 45,275
31,818 Relay Therapeutics, Inc.* 264,089
13,743 REVOLUTION Medicines, Inc.* 442,937
3,686 Rhythm Pharmaceuticals, Inc.* 159,714
7,523 Rigel Pharmaceuticals, Inc.* 11,134
5,370 Rocket Pharmaceuticals, Inc.* 144,668
10,728 Sana Biotechnology, Inc.* 107,280
2,052 SpringWorks Therapeutics, Inc.* 100,999
36,762 Sutro Biopharma, Inc.* 207,705
7,388 Syndax Pharmaceuticals, Inc.* 175,834
17,958 TG Therapeutics, Inc.* 273,141
16,098 Verve Therapeutics, Inc.* 213,781
8,537 Viking Therapeutics, Inc.* 700,034
2,223 Viridian Therapeutics, Inc.* 38,925
2,831 Xencor, Inc.* 62,650
21,799 Y-mAbs Therapeutics, Inc.* 354,452
8,893,995
Broadline Retail – 0.1%
2,715 Big Lots, Inc.* 11,756
336 Dillard's, Inc., Class A 158,471
170,227
Building Products – 0.7%
873 AAON, Inc. 76,911
1,523 American Woodmark Corp.* 154,828
26,028 Masterbrand, Inc.* 487,765
1,091 Resideo Technologies, Inc.* 24,460
718 Simpson Manufacturing Co., Inc. 147,319
775 UFP Industries, Inc. 95,333
986,616
Capital Markets – 0.9%
6,143 AssetMark Financial Holdings,
Inc.* 217,524
14,090 Bakkt Holdings, Inc.* 6,478
7,530 Moelis & Co., Class A 427,478
5,187 Open Lending Corp.* 32,471
559 Piper Sandler Cos. 110,956
1,259 StepStone Group, Inc., Class A 44,997
5,748 StoneX Group, Inc.* 403,854
1,243,758
Chemicals – 1.9%
1,984 Core Molding Technologies,
Inc.* 37,557
10,922 HB Fuller Co. 870,920
2,635 Ingevity Corp.* 125,689
6,922 Innospec, Inc. 892,523
694 Koppers Holdings, Inc. 38,288
5,981 Minerals Technologies, Inc. 450,250
5,028 Orion SA (Germany) 118,259
2,533,486
Commercial Services & Supplies – 0.8%
613 Cimpress PLC (Ireland)* 54,256
9,359 Deluxe Corp. 192,702
Shares Description Value
aa
Common Stocks – (continued)
Commercial Services & Supplies – (continued)
14,353 Ennis, Inc. $ 294,380
1,707 Enviri Corp.* 15,619
14,392 Healthcare Services Group, Inc.* 179,612
2,716 Montrose Environmental Group,
Inc.* 106,386
3,627 Steelcase, Inc., Class A 47,441
960 UniFirst Corp. 166,493
1,056,889
Communications Equipment – 0.5%
1,032 Calix, Inc.* 34,221
20,085 NetScout Systems, Inc.* 438,656
14,131 Viavi Solutions, Inc.* 128,451
601,328
Construction & Engineering – 3.0%
4,406 Comfort Systems USA, Inc. 1,399,830
2,416 Dycom Industries, Inc.* 346,768
7,569 Fluor Corp.* 320,017
3,693 IES Holdings, Inc.* 449,216
1,799 Limbach Holdings, Inc.* 74,515
13,780 Primoris Services Corp. 586,615
7,676 Sterling Infrastructure, Inc.* 846,740
4,023,701
Construction Materials – 1.3%
10,099 Knife River Corp.* 818,827
21,120 Summit Materials, Inc., Class A* 941,318
1,760,145
Consumer Finance – 0.2%
6,016 Regional Management Corp. 145,647
3,927 Upstart Holdings, Inc.*
(b)
105,597
258 World Acceptance Corp.* 37,405
288,649
Consumer Staples Distribution & Retail – 0.1%
2,984 Natural Grocers by Vitamin
Cottage, Inc. 53,861
537 PriceSmart, Inc. 45,108
477 Weis Markets, Inc. 30,719
129,688
Containers & Packaging – 0.0%
982 TriMas Corp. 26,249
Distributors – 0.0%
968 Weyco Group, Inc. 30,860
Diversified Consumer Services – 2.3%
1,182 Adtalem Global Education, Inc.* 60,755
53,346 Coursera, Inc.* 747,911
2,275 Duolingo, Inc.* 501,819
16,981 European Wax Center, Inc., Class
A* 220,413
16,791 Frontdoor, Inc.* 547,051
17 Graham Holdings Co., Class B 13,051
9,545 Laureate Education, Inc. 139,071
2,006 Perdoceo Education Corp. 35,225
7,339 Strategic Education, Inc. 764,137
3,029,433

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Diversified REITs – 0.4%
23,385 American Assets Trust, Inc.
REIT $ 512,365
Diversified Telecommunication Services – 0.1%
1,159 Bandwidth, Inc., Class A* 21,163
3,426 Liberty Latin America Ltd., Class
A (Puerto Rico)* 23,879
20,609 Liberty Latin America Ltd., Class
C (Puerto Rico)* 144,057
189,099
Electrical Equipment – 3.0%
807 Allient, Inc. 28,794
5,062 Atkore, Inc. 963,602
3,507 Encore Wire Corp. 921,569
52,518 FTC Solar, Inc.* 28,307
13,139 NEXTracker, Inc., Class A* 739,332
4,716 Powell Industries, Inc. 671,087
16,025 Thermon Group Holdings, Inc.* 524,338
9,952 TPI Composites, Inc.*
(b)
28,960
2,903 Vicor Corp.* 111,011
4,017,000
Electronic Equipment, Instruments & Components – 2.2%
4,901 Badger Meter, Inc. 793,031
7,200 ePlus, Inc.* 565,488
6,949 Evolv Technologies Holdings,
Inc.*
(b)
30,923
2,759 Fabrinet (Thailand)* 521,506
7,419 Itron, Inc.* 686,406
1,703 TTM Technologies, Inc.* 26,652
9,678 Vishay Precision Group, Inc.* 341,924
2,965,930
Energy Equipment & Services – 2.1%
26,539 Archrock, Inc. 522,022
13,974 Cactus, Inc., Class A 699,958
17,709 ChampionX Corp. 635,576
9,250 Dril-Quip, Inc.* 208,402
4,609 Helix Energy Solutions Group,
Inc.* 49,962
4,969 Nabors Industries Ltd.* 427,980
11,709 Newpark Resources, Inc.* 84,539
18,034 Oil States International, Inc.* 111,089
8,235 Patterson-UTI Energy, Inc. 98,326
2,837,854
Entertainment – 0.7%
25,855 Eventbrite, Inc., Class A* 141,685
18,693 Madison Square Garden
Entertainment Corp.* 732,953
874,638
Financial Services – 4.9%
14,003 A-Mark Precious Metals, Inc. 429,752
31,664 AvidXchange Holdings, Inc.* 416,382
29,758 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 881,432
33,157 Flywire Corp.* 822,625
15,307 I3 Verticals, Inc., Class A* 350,377
2,055 Jackson Financial, Inc., Class A 135,918
Shares Description Value
aa
Common Stocks – (continued)
Financial Services – (continued)
121,332 Marqeta, Inc., Class A* $ 723,139
6,097 Merchants Bancorp 263,268
6,407 Mr Cooper Group, Inc.* 499,426
2,245 NewtekOne, Inc.
(b)
24,695
6,558 NMI Holdings, Inc., Class A*
(a)
212,086
14,885 Pagseguro Digital Ltd., Class A
(Brazil)* 212,558
67,626 Payoneer Global, Inc.* 328,662
17,838 Remitly Global, Inc.* 369,960
3,107 Repay Holdings Corp.* 34,177
43,443 StoneCo Ltd., Class A (Brazil)* 721,588
6,426,045
Food Products – 0.2%
1,166 Lancaster Colony Corp. 242,096
9,279 SunOpta, Inc. (Canada)* 63,747
305,843
Ground Transportation – 0.3%
1,742 ArcBest Corp. 248,235
6,601 Marten Transport Ltd. 121,986
3,699 PAM Transportation Services,
Inc.* 59,961
430,182
Health Care Equipment & Supplies – 1.4%
11,571 Artivion, Inc.* 244,842
8,866 AtriCure, Inc.* 269,704
3,363 CVRx, Inc.* 61,240
24,523 Embecta Corp. 325,420
779 Glaukos Corp.* 73,452
5,479 Inari Medical, Inc.* 262,882
7,467 Lantheus Holdings, Inc.* 464,746
238 LeMaitre Vascular, Inc. 15,794
9,391 Pulmonx Corp.* 87,055
2,727 Surmodics, Inc.* 80,010
451 Tactile Systems Technology,
Inc.* 7,329
151 Utah Medical Products, Inc. 10,738
1,903,212
Health Care Providers & Services – 3.3%
9,506 Accolade, Inc.* 99,623
1,474 AdaptHealth Corp.* 16,966
25,181 Alignment Healthcare, Inc.* 124,898
35,710 Brookdale Senior Living, Inc.* 236,043
5,296 Community Health Systems,
Inc.* 18,536
424 Ensign Group, Inc. (The) 52,754
17,878 Guardant Health, Inc.* 368,823
13,607 HealthEquity, Inc.* 1,110,739
38,985 Hims & Hers Health, Inc.* 603,098
17,228 Joint Corp. (The)* 224,998
5,707 Nano-X Imaging Ltd. (Israel)*
(b)
55,757
4,216 Option Care Health, Inc.* 141,405
18,413 Pennant Group, Inc. (The)* 361,447
4,518 Progyny, Inc.* 172,362
17,957 Select Medical Holdings Corp. 541,403
507 US Physical Therapy, Inc. 57,225
31,247 Viemed Healthcare, Inc.* 294,659
4,480,736

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care REITs – 0.1%
2,506 LTC Properties, Inc. REIT $ 81,470
Health Care Technology – 0.2%
11,111 American Well Corp., Class A* 9,008
14,494 Health Catalyst, Inc.* 109,140
293 HealthStream, Inc. 7,811
4,078 Phreesia, Inc.* 97,586
223,545
Hotel & Resort REITs – 3.1%
47,170 Chatham Lodging Trust REIT 476,889
83,311 DiamondRock Hospitality Co.
REIT 800,619
68,965 RLJ Lodging Trust REIT 815,166
9,711 Ryman Hospitality Properties,
Inc. REIT 1,122,689
77,773 Service Properties Trust REIT 527,301
44,823 Summit Hotel Properties, Inc.
REIT 291,798
5,704 Xenia Hotels & Resorts, Inc.
REIT 85,617
4,120,079
Hotels, Restaurants & Leisure – 2.6%
4,373 Bloomin' Brands, Inc. 125,418
2,130 Brinker International, Inc.* 105,819
5,567 Cheesecake Factory, Inc. (The) 201,247
13,410 Chuy's Holdings, Inc.* 452,319
34,843 Denny’s Corp.* 312,193
3,496 Dine Brands Global, Inc. 162,494
22,279 Everi Holdings, Inc.* 223,904
22,929 International Game Technology
PLC 517,966
17,614 Life Time Group Holdings, Inc.* 273,369
32,508 Portillo's, Inc., Class A* 460,964
1,411 RCI Hospitality Holdings, Inc. 81,838
2,544 Shake Shack, Inc., Class A* 264,652
2,404 Sweetgreen, Inc., Class A* 60,725
14,915 Xponential Fitness, Inc., Class
A* 246,694
3,489,602
Household Durables – 2.7%
14,754 Cricut, Inc., Class A
(b)
70,229
4,226 Dream Finders Homes, Inc.,
Class A* 184,803
9,326 Ethan Allen Interiors, Inc. 322,400
6,418 Green Brick Partners, Inc.* 386,556
494 Installed Building Products, Inc. 127,813
11,489 KB Home 814,341
5,433 LGI Homes, Inc.* 632,238
7,294 M/I Homes, Inc.* 994,099
431 Meritage Homes Corp. 75,623
3,608,102
Household Products – 0.5%
5,453 Energizer Holdings, Inc. 160,536
1,857 WD-40 Co. 470,397
630,933
Industrial REITs – 0.7%
80,787 LXP Industrial Trust REIT 728,699
Shares Description Value
aa
Common Stocks – (continued)
Industrial REITs – (continued)
4,767 Terreno Realty Corp. REIT $ 316,529
1,045,228
Insurance – 3.0%
6,785 Ambac Financial Group, Inc.* 106,050
9,412 BRP Group, Inc., Class A* 272,383
14,540 CNO Financial Group, Inc. 399,559
18,667 Crawford & Co., Class A 176,030
8,171 Employers Holdings, Inc. 370,882
35,419 Genworth Financial, Inc., Class
A* 227,744
9,599 Goosehead Insurance, Inc., Class
A* 639,485
35,120 James River Group Holdings Ltd. 326,616
6,400 Mercury General Corp. 330,240
4,229 Oscar Health, Inc., Class A* 62,885
6,614 Palomar Holdings, Inc.* 554,452
913 Selective Insurance Group, Inc. 99,672
592 Skyward Specialty Insurance
Group, Inc.* 22,147
17,713 Universal Insurance Holdings,
Inc. 359,928
3,948,073
Interactive Media & Services – 0.6%
10,343 Cars.com, Inc.* 177,693
44,612 fuboTV, Inc.* 70,487
8,516 Grindr, Inc. (Singapore)*
(b)
86,267
3,187 QuinStreet, Inc.* 56,282
58,429 Vimeo, Inc.* 238,975
1,443 Yelp, Inc.* 56,854
10,446 ZipRecruiter, Inc., Class A* 120,025
806,583
IT Services – 0.5%
4,590 BigCommerce Holdings, Inc.,
Series 1* 31,625
9,993 DigitalOcean Holdings, Inc.* 381,533
9,371 Fastly, Inc., Class A* 121,542
2,165 Information Services Group, Inc. 8,747
35,060 Rackspace Technology, Inc.* 55,395
24,061 Thoughtworks Holding, Inc.* 60,874
659,716
Leisure Products – 1.1%
8,688 Acushnet Holdings Corp. 572,973
19,827 Funko, Inc., Class A* 123,720
5,607 Malibu Boats, Inc., Class A* 242,671
10,250 MasterCraft Boat Holdings, Inc.* 243,130
18,681 Topgolf Callaway Brands Corp.* 302,072
1,484,566
Life Sciences Tools & Services – 0.0%
9,285 Adaptive Biotechnologies Corp.* 29,805
1,078 Quanterix Corp.* 25,398
55,203
Machinery – 2.7%
2,000 Atmus Filtration Technologies,
Inc.* 64,500
2,290 Chart Industries, Inc.* 377,209
5,565 Douglas Dynamics, Inc. 134,228

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Machinery – (continued)
341 ESCO Technologies, Inc. $ 36,504
10,978 Federal Signal Corp. 931,703
3,642 Franklin Electric Co., Inc. 389,002
3,138 Gorman-Rupp Co. (The) 124,108
1,775 Greenbrier Cos., Inc. (The) 92,477
1,830 Helios Technologies, Inc. 81,783
20,015 Hillman Solutions Corp.* 212,959
1,403 John Bean Technologies Corp. 147,161
122 Kadant, Inc. 40,028
8,463 Mueller Water Products, Inc.,
Class A 136,170
530 Omega Flex, Inc. 37,593
1,343 Proto Labs, Inc.* 48,012
674 Standex International Corp. 122,816
1,048 Terex Corp. 67,491
16,149 Wabash National Corp. 483,501
3,527,245
Marine Transportation – 0.3%
25,288 Costamare, Inc. (Monaco) 287,019
31,265 Safe Bulkers, Inc. (Greece) 155,074
442,093
Media – 0.8%
2,026 Cardlytics, Inc.* 29,357
12,090 EW Scripps Co. (The), Class A* 47,514
22,677 iHeartMedia, Inc., Class A* 47,395
26,357 Magnite, Inc.* 283,338
9,182 TechTarget, Inc.* 303,740
12,512 Thryv Holdings, Inc.* 278,142
989,486
Metals & Mining – 1.6%
19,029 ATI, Inc.* 973,714
12,472 Carpenter Technology Corp. 890,750
628 Kaiser Aluminum Corp. 56,118
611 Materion Corp. 80,499
193 Olympic Steel, Inc. 13,680
1,519 Ryerson Holding Corp. 50,887
2,065,648
Mortgage Real Estate Investment Trusts (REITs) – 0.8%
1,452 Angel Oak Mortgage REIT, Inc.
REIT 15,594
55,296 Arbor Realty Trust, Inc. REIT 732,672
9,247 BrightSpire Capital, Inc. REIT 63,712
6,983 Ladder Capital Corp. REIT 77,721
13,764 PennyMac Mortgage Investment
Trust REIT 202,056
1,785 TPG RE Finance Trust, Inc.
REIT 13,780
1,105,535
Multi-Utilities – 1.1%
19,043 Avista Corp. 666,886
15,534 Black Hills Corp. 848,156
1,515,042
Oil, Gas & Consumable Fuels – 4.9%
9,246 Civitas Resources, Inc. 701,864
68,149 DHT Holdings, Inc. 783,714
18,195 Dorian LPG Ltd. 699,780
Shares Description Value
aa
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
17,040 Equitrans Midstream Corp. $ 212,830
6,025 Excelerate Energy, Inc., Class A 96,521
9,153 Golar LNG Ltd. (Cameroon) 220,221
9,480 International Seaways, Inc. 504,336
31,397 Kosmos Energy Ltd. (Ghana)* 187,126
1,613 Matador Resources Co.
(a)
107,700
2,545 Murphy Oil Corp. 116,306
170,458 Nordic American Tankers Ltd. 668,195
4,302 PBF Energy, Inc., Class A 247,666
5,213 Peabody Energy Corp. 126,467
12,078 Scorpio Tankers, Inc. (Monaco) 864,181
45,051 Teekay Corp. (Bermuda)* 327,971
11,394 Teekay Tankers Ltd., Class A
(Canada) 665,524
6,530,402
Passenger Airlines – 0.2%
3,339 SkyWest, Inc.* 230,658
Personal Care Products – 0.8%
4,555 elf Beauty, Inc.* 892,917
21,102 Herbalife Ltd.* 212,075
1,104,992
Pharmaceuticals – 1.0%
8,584 Amylyx Pharmaceuticals, Inc.* 24,379
4,651 Axsome Therapeutics, Inc.* 371,150
5,769 Intra-Cellular Therapies, Inc.* 399,215
3,147 Longboard Pharmaceuticals,
Inc.* 67,975
7,993 Nuvation Bio, Inc.* 29,094
2,960 Phathom Pharmaceuticals,
Inc.*
(b)
31,435
18,290 Phibro Animal Health Corp.,
Class A 236,490
1,459 Prestige Consumer Healthcare,
Inc.* 105,865
1,265,603
Professional Services – 3.4%
8,572 Asure Software, Inc.* 66,690
9,483 CBIZ, Inc.* 744,415
87,984 Conduent, Inc.* 297,386
12,990 CSG Systems International, Inc. 669,504
28,894 ExlService Holdings, Inc.* 918,829
223 Exponent, Inc. 18,440
4,776 Franklin Covey Co.* 187,506
12,392 Parsons Corp.* 1,027,917
536 TriNet Group, Inc. 71,014
50,291 Upwork, Inc.* 616,568
4,618,269
Real Estate Management & Development – 1.2%
54,839 Compass, Inc., Class A* 197,420
22,285 DigitalBridge Group, Inc. 429,432
36,303 Douglas Elliman, Inc.* 57,359
18,441 Forestar Group, Inc.* 741,144
30,374 Redfin Corp.* 201,987
1,627,342
Residential REITs – 0.7%
3,202 Centerspace REIT 182,962

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Residential REITs – (continued)
19,560 NexPoint Residential Trust, Inc.
REIT $ 629,636
9,429 UMH Properties, Inc. REIT 153,127
965,725
Retail REITs – 0.3%
941 Alexander's, Inc. REIT 204,329
5,516 Macerich Co. (The) REIT 95,041
2,910 Tanger, Inc. REIT 85,932
385,302
Semiconductors & Semiconductor Equipment – 1.9%
2,644 ACM Research, Inc., Class A* 77,046
11,973 Amkor Technology, Inc. 386,010
5,923 Axcelis Technologies, Inc.* 660,533
5,871 FormFactor, Inc.* 267,894
1,182 inTEST Corp.* 15,661
1,316 Onto Innovation, Inc.* 238,301
5,873 PDF Solutions, Inc.* 197,744
6,913 Photronics, Inc.* 195,776
6,104 Rambus, Inc.* 377,288
1,390 SiTime Corp.* 129,590
2,545,843
Software – 6.8%
4,468 ACI Worldwide, Inc.* 148,382
1,257 Agilysys, Inc.* 105,915
6,579 Alarm.com Holdings, Inc.* 476,780
1,619 Appfolio, Inc., Class A* 399,472
4,763 Braze, Inc., Class A* 211,001
15,721 C3.ai, Inc., Class A*
(b)
425,568
16,248 Cleanspark, Inc.* 344,620
26,363 Clear Secure, Inc., Class A 560,741
1,376 Consensus Cloud Solutions, Inc.* 21,823
130 Daily Journal Corp.* 47,009
14,049 Freshworks, Inc., Class A* 255,832
1,502 Intapp, Inc.* 51,519
4,758 LiveRamp Holdings, Inc.* 164,151
13,878 Marathon Digital Holdings, Inc.* 313,365
697 MicroStrategy, Inc., Class A*
(b)
1,188,078
10,390 Q2 Holdings, Inc.* 546,098
354 Qualys, Inc.* 59,072
2,301 Rapid7, Inc.* 112,841
4,505 Red Violet, Inc.* 88,073
15,007 Riot Platforms, Inc.* 183,686
4,865 Sapiens International Corp. NV
(Israel) 156,458
17,885 SolarWinds Corp.* 225,709
5,371 SPS Commerce, Inc.* 993,098
17,848 Tenable Holdings, Inc.* 882,227
28,615 Terawulf, Inc.*
(b)
75,257
20,553 Varonis Systems, Inc.* 969,485
3,620 Yext, Inc.* 21,829
9,028,089
Specialized REITs – 0.4%
7,438 Four Corners Property Trust, Inc.
REIT 182,008
19,174 Outfront Media, Inc. REIT 321,931
16,141 Uniti Group, Inc. REIT 95,232
599,171
Shares Description Value
aa
Common Stocks – (continued)
Specialty Retail – 3.0%
2,193 Abercrombie & Fitch Co., Class
A* $ 274,849
1,192 Academy Sports & Outdoors,
Inc. 80,508
6,659 American Eagle Outfitters, Inc. 171,736
424 Beyond, Inc.* 15,226
141 Boot Barn Holdings, Inc.* 13,416
14,777 Buckle, Inc. (The) 595,070
31,660 CarParts.com, Inc.* 51,289
5,968 Carvana Co.* 524,647
8,789 Cato Corp. (The), Class A 50,712
3,709 Leslie's, Inc.* 24,108
1,072 Shoe Carnival, Inc. 39,278
16,497 Sleep Number Corp.* 264,447
17,084 Urban Outfitters, Inc.* 741,787
41,398 Warby Parker, Inc., Class A* 563,427
1,000 Winmark Corp. 361,700
8,621 Zumiez, Inc.* 130,953
3,903,153
Technology Hardware, Storage & Peripherals – 1.9%
1,171 IonQ, Inc.*
(b)
11,698
2,482 Super Micro Computer, Inc.* 2,506,895
2,518,593
Textiles, Apparel & Luxury Goods – 0.7%
13,928 Figs, Inc., Class A* 69,362
6,639 Oxford Industries, Inc. 746,224
815,586
Tobacco – 0.0%
4,783 Vector Group Ltd. 52,422
Trading Companies & Distributors – 1.4%
981 Beacon Roofing Supply, Inc.* 96,158
28,601 DNOW, Inc.* 434,735
288 DXP Enterprises, Inc.* 15,474
6,089 FTAI Aviation Ltd. 409,790
329 H&E Equipment Services, Inc. 21,115
742 McGrath RentCorp 91,541
28,174 MRC Global, Inc.* 354,147
7,010 Rush Enterprises, Inc., Class A 375,175
1,798,135
Water Utilities – 0.0%
492 Consolidated Water Co. Ltd.
(Cayman Islands) 14,421
Wireless Telecommunication Services – 0.1%
1,657 Spok Holdings, Inc. 26,429
3,458 Telephone and Data Systems,
Inc. 55,397
81,826
TOTAL COMMON STOCKS
(Cost $109,501,395)
130,870,570

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
**End swaps header**
Shares Dividend Rate Value
aa
Investment Company – 0.3%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
442,291 5.211% $ 442,291
(Cost $442,291)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $109,943,686)
131,312,861
a
Securities Lending Reinvestment Vehicle – 1.6%
(c)
Goldman Sachs Financial Square Government
Fund – Institutional Shares
2,144,590 5.211% 2,144,590
(Cost $2,144,590)
TOTAL INVESTMENTS – 99.9%
(Cost $112,088,276)
$ 133,457,451
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
104,487
NET ASSETS – 100.0%
$ 133,561,938
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or portion of security is pledged as collateral for futures contracts. Total market value of securities pledged as collateral on futures contracts amounts to $216,527, which represents
approximately 0.2% of net assets as of March 31, 2024.
(b) All or a portion of security is on loan.
(c) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At March 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 19 06/21/24 $ 2,038,605 $ 35,128

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND
Schedule of Investments
March 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.9%
Automobiles – 1.0%
21,682 Tesla, Inc.* $ 3,811,479
Biotechnology – 1.7%
5,744 Alnylam Pharmaceuticals, Inc.* 858,441
4,777 Argenx SE ADR (Netherlands)* 1,880,800
10,810 Biogen, Inc.* 2,330,960
21,660 Exact Sciences Corp.* 1,495,840
6,566,041
Broadline Retail – 6.8%
146,040 Amazon.com, Inc.* 26,342,695
Capital Markets – 2.0%
58,253 Charles Schwab Corp. (The) 4,214,022
6,223 MSCI, Inc. 3,487,680
7,701,702
Chemicals – 2.3%
8,610 Linde PLC 3,997,795
14,423 Sherwin-Williams Co. (The) 5,009,541
9,007,336
Commercial Services & Supplies – 1.0%
22,999 Waste Connections, Inc. 3,956,058
Construction Materials – 0.7%
4,245 Martin Marietta Materials, Inc. 2,606,175
Electrical Equipment – 0.7%
9,662 Rockwell Automation, Inc. 2,814,830
Financial Services – 4.6%
28,001 Mastercard, Inc., Class A 13,484,441
15,730 Visa, Inc., Class A 4,389,928
17,874,369
Food Products – 0.6%
28,377 McCormick & Co., Inc. 2,179,637
Ground Transportation – 0.9%
16,020 Old Dominion Freight Line, Inc. 3,513,346
Health Care Equipment & Supplies – 3.3%
7,598 Align Technology, Inc.* 2,491,536
54,283 Boston Scientific Corp.* 3,717,843
14,497 Insulet Corp.* 2,484,786
10,243 Intuitive Surgical, Inc.* 4,087,879
12,782,044
Hotels, Restaurants & Leisure – 2.3%
32,664 Cava Group, Inc.* 2,288,113
15,327 DoorDash, Inc., Class A* 2,110,834
34,327 DraftKings, Inc., Class A* 1,558,789
9,808 McDonald's Corp. 2,765,366
8,723,102
Household Products – 0.5%
11,622 Procter & Gamble Co. (The) 1,885,669
Interactive Media & Services – 9.9%
134,106 Alphabet, Inc., Class A* 20,240,619
67,748 Alphabet, Inc., Class C* 10,315,310
11,682 Meta Platforms, Inc., Class A 5,672,546
165,306 Snap, Inc., Class A* 1,897,713
38,126,188
Shares Description Value
aa
Common Stocks – (continued)
IT Services – 2.3%
18,478 Accenture PLC, Class A $ 6,404,660
16,021 Snowflake, Inc., Class A* 2,588,994
8,993,654
Life Sciences Tools & Services – 0.6%
5,438 West Pharmaceutical Services,
Inc. 2,151,871
Machinery – 0.5%
14,911 Xylem, Inc. 1,927,098
Oil, Gas & Consumable Fuels – 1.1%
26,001 Cheniere Energy, Inc. 4,193,441
Personal Care Products – 0.8%
19,699 Estee Lauder Cos., Inc. (The),
Class A 3,036,601
Pharmaceuticals – 4.7%
64,018 AstraZeneca PLC ADR (United
Kingdom) 4,337,220
17,688 Eli Lilly & Co. 13,760,556
18,097,776
Professional Services – 0.8%
11,517 Equifax, Inc. 3,081,028
Real Estate Management & Development – 0.7%
29,437 CoStar Group, Inc.* 2,843,614
Semiconductors & Semiconductor Equipment – 13.9%
44,378 Advanced Micro Devices, Inc.* 8,009,785
11,758 Enphase Energy, Inc.* 1,422,483
3,650 KLA Corp. 2,549,780
94,394 Marvell Technology, Inc. 6,690,647
32,488 NVIDIA Corp. 29,354,857
31,560 Texas Instruments, Inc. 5,498,068
53,525,620
Software – 20.8%
9,885 Adobe, Inc.* 4,987,971
31,496 AppLovin Corp., Class A* 2,180,153
1,657 Fair Isaac Corp.* 2,070,604
10,469 Intuit, Inc. 6,804,850
114,754 Microsoft Corp. 48,279,303
44,092 Oracle Corp. 5,538,396
24,983 Salesforce, Inc. 7,524,380
11,086 Workday, Inc., Class A* 3,023,706
80,409,363
Specialized REITs – 1.4%
14,726 American Tower Corp. REIT 2,909,711
2,804 Equinix, Inc. REIT 2,314,225
5,223,936
Specialty Retail – 2.5%
22,588 Lowe’s Cos., Inc. 5,753,841
27,827 Ross Stores, Inc. 4,083,891
9,837,732
Technology Hardware, Storage & Peripherals – 9.8%
221,508 Apple, Inc. 37,984,192
Textiles, Apparel & Luxury Goods – 1.7%
10,260 Lululemon Athletica, Inc.* 4,008,069

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
28,312 NIKE, Inc., Class B $ 2,660,762
6,668,831
TOTAL COMMON STOCKS
(Cost $169,644,427)
385,865,428
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
947,872 5.211% 947,872
(Cost $947,872)
TOTAL INVESTMENTS – 100.1%
(Cost $170,592,299)
$ 386,813,300
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.1)%
(207,721)
NET ASSETS – 100.0%
$ 386,605,579
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND
Schedule of Investments
March 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.3%
Aerospace & Defense – 2.0%
7,066 Lockheed Martin Corp. $ 3,214,111
8,127 Northrop Grumman Corp. 3,890,070
7,104,181
Air Freight & Logistics – 1.2%
28,731 United Parcel Service, Inc.,
Class B 4,270,289
Automobile Components – 0.4%
1,958 Aptiv PLC* 155,955
9,768 Lear Corp. 1,415,188
1,571,143
Automobiles – 1.8%
273,188 Ford Motor Co. 3,627,937
15,869 Tesla, Inc.* 2,789,611
6,417,548
Banks – 3.5%
150,276 Bank of America Corp. 5,698,466
74,180 Citigroup, Inc. 4,691,143
656 First Citizens BancShares, Inc.,
Class A 1,072,560
3,992 JPMorgan Chase & Co. 799,598
12,261,767
Beverages – 1.1%
67,468 Monster Beverage Corp.* 3,999,503
Biotechnology – 0.5%
3,519 Moderna, Inc.* 374,985
3,224 Vertex Pharmaceuticals, Inc.* 1,347,664
1,722,649
Broadline Retail – 4.5%
86,803 Amazon.com, Inc.* 15,657,525
Capital Markets – 1.9%
3,253 Ameriprise Financial, Inc. 1,426,245
19,266 CME Group, Inc. 4,147,777
3,700 Morgan Stanley 348,392
43,075 Robinhood Markets, Inc., Class
A* 867,100
6,789,514
Chemicals – 2.9%
3,572 Ecolab, Inc. 824,775
3,436 Linde PLC 1,595,403
29,635 RPM International, Inc. 3,525,083
12,118 Sherwin-Williams Co. (The) 4,208,945
10,154,206
Commercial Services & Supplies – 1.0%
5,020 Cintas Corp. 3,448,891
Communications Equipment – 2.3%
97,214 Cisco Systems, Inc. 4,851,951
8,885 Motorola Solutions, Inc. 3,153,997
8,005,948
Construction Materials – 1.0%
629 Martin Marietta Materials, Inc. 386,168
11,084 Vulcan Materials Co. 3,025,046
3,411,214
Shares Description Value
aa
Common Stocks – (continued)
Consumer Finance – 0.0%
3,138 Synchrony Financial $ 135,311
Consumer Staples Distribution & Retail – 1.8%
8,461 Costco Wholesale Corp. 6,198,782
Distributors – 0.3%
2,684 Pool Corp. 1,082,994
Electric Utilities – 0.6%
3,603 Entergy Corp. 380,765
29,926 Xcel Energy, Inc. 1,608,523
1,989,288
Electrical Equipment – 1.7%
22,752 AMETEK, Inc. 4,161,341
21,680 nVent Electric PLC 1,634,672
5,796,013
Energy Equipment & Services – 0.1%
9,601 TechnipFMC PLC (United
Kingdom) 241,081
Entertainment – 1.6%
9,079 Netflix, Inc.* 5,513,949
Financial Services – 6.3%
6,326 Affirm Holdings, Inc.* 235,707
23,485 Berkshire Hathaway, Inc., Class
B* 9,875,912
27,721 Fiserv, Inc.* 4,430,370
25,853 Visa, Inc., Class A 7,215,055
21,757,044
Food Products – 0.6%
29,262 General Mills, Inc. 2,047,462
Gas Utilities – 0.9%
25,303 Atmos Energy Corp. 3,007,768
Health Care Equipment & Supplies – 0.0%
868 Edwards Lifesciences Corp.* 82,946
Health Care Providers & Services – 4.8%
36,904 Centene Corp.* 2,896,226
5,207 Elevance Health, Inc. 2,700,038
18,375 Encompass Health Corp. 1,517,407
2,842 Humana, Inc. 985,378
19,835 Quest Diagnostics, Inc. 2,640,237
12,134 UnitedHealth Group, Inc. 6,002,690
313 Universal Health Services, Inc.,
Class B 57,110
16,799,086
Health Care Technology – 0.1%
1,057 Veeva Systems, Inc., Class A* 244,896
Hotel & Resort REITs – 1.8%
182,792 Host Hotels & Resorts, Inc.
REIT 3,780,139
152,707 Park Hotels & Resorts, Inc. REIT 2,670,845
6,450,984
Hotels, Restaurants & Leisure – 1.9%
2,417 Airbnb, Inc., Class A* 398,708
1,144 Chipotle Mexican Grill, Inc.* 3,325,345
8,830 Darden Restaurants, Inc. 1,475,934

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
2,919 Wingstop, Inc. $ 1,069,522
2,325 Wynn Resorts Ltd. 237,685
6,507,194
Household Durables – 0.9%
19,423 D.R. Horton, Inc. 3,196,055
Household Products – 0.1%
3,695 Kimberly-Clark Corp. 477,948
Industrial REITs – 0.2%
14,925 First Industrial Realty Trust, Inc.
REIT 784,159
Insurance – 3.0%
621 Kinsale Capital Group, Inc. 325,864
20,457 MetLife, Inc. 1,516,068
23,065 Progressive Corp. (The) 4,770,303
17,380 Travelers Cos., Inc. (The) 3,999,833
10,612,068
Interactive Media & Services – 6.4%
24,559 Alphabet, Inc., Class A* 3,706,690
70,087 Alphabet, Inc., Class C* 10,671,446
16,349 Meta Platforms, Inc., Class A 7,938,747
3,350 Pinterest, Inc., Class A* 116,145
22,433,028
IT Services – 0.4%
2,794 Gartner, Inc.* 1,331,816
801 International Business Machines
Corp. 152,959
1,484,775
Life Sciences Tools & Services – 2.1%
16,475 IQVIA Holdings, Inc.* 4,166,363
3,918 Medpace Holdings, Inc.* 1,583,460
1,267 Mettler-Toledo International,
Inc.* 1,686,744
7,436,567
Machinery – 1.7%
1,844 Illinois Tool Works, Inc. 494,801
4,061 Otis Worldwide Corp. 403,135
7,441 Parker-Hannifin Corp. 4,135,633
7,561 Westinghouse Air Brake
Technologies Corp. 1,101,487
6,135,056
Media – 0.5%
19,812 Trade Desk, Inc. (The), Class A* 1,731,965
Metals & Mining – 0.5%
10,876 Steel Dynamics, Inc. 1,612,149
Oil, Gas & Consumable Fuels – 1.8%
54,649 Antero Midstream Corp. 768,365
21,101 Antero Resources Corp.* 611,929
5,204 Cheniere Energy, Inc. 839,301
2,674 ConocoPhillips 340,347
77,071 Devon Energy Corp. 3,867,423
6,427,365
Pharmaceuticals – 1.9%
1,592 Eli Lilly & Co. 1,238,512
Shares Description Value
aa
Common Stocks – (continued)
Pharmaceuticals – (continued)
12,283 Johnson & Johnson $ 1,943,048
106,681 Pfizer, Inc. 2,960,398
3,854 Zoetis, Inc. 652,135
6,794,093
Professional Services – 0.8%
12,961 FTI Consulting, Inc.* 2,725,569
Real Estate Management & Development – 0.5%
18,059 CoStar Group, Inc.* 1,744,499
Semiconductors & Semiconductor Equipment – 8.6%
20,454 Applied Materials, Inc. 4,218,228
772 Broadcom, Inc. 1,023,217
23,902 Intel Corp. 1,055,751
2,520 KLA Corp. 1,760,396
10,123 Micron Technology, Inc. 1,193,401
17,798 NVIDIA Corp. 16,081,561
27,986 Texas Instruments, Inc. 4,875,441
30,207,995
Software – 12.9%
10,856 Crowdstrike Holdings, Inc.,
Class A* 3,480,325
851 HubSpot, Inc.* 533,203
7,710 Intuit, Inc. 5,011,500
59,277 Microsoft Corp. 24,939,020
22,997 Oracle Corp. 2,888,653
78,633 Palantir Technologies, Inc., Class
A* 1,809,345
12,223 Salesforce, Inc. 3,681,323
3,698 ServiceNow, Inc.* 2,819,355
45,162,724
Specialized REITs – 0.1%
1,202 SBA Communications Corp.
REIT 260,473
Specialty Retail – 2.3%
2,746 Five Below, Inc.* 498,070
8,512 Home Depot, Inc. (The) 3,265,203
1,521 Lowe’s Cos., Inc. 387,444
26,510 Ross Stores, Inc. 3,890,608
8,041,325
Technology Hardware, Storage & Peripherals – 7.5%
136,928 Apple, Inc. 23,480,413
23,625 Dell Technologies, Inc., Class C 2,695,849
26,176,262
Textiles, Apparel & Luxury Goods – 0.5%
1,906 Deckers Outdoor Corp.* 1,794,042
TOTAL INVESTMENTS – 99.3%
(Cost $243,732,240)
$ 347,907,293
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.7%
2,285,743
NET ASSETS – 100.0%
$ 350,193,036
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
**End swaps header**
* Non-income producing security.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
March 31, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation
—
The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities
—
Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2024:
International Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,491,667 $ 29,643,421 $ —
Europe 3,736,392 55,831,177 —
North America 1,107,136 7,935,335 —
Oceania 27,056 7,841,196 —
Total
$ 6,362,251 $ 101,251,129 $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Large Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 3,352,270 $ — $ —
North America 292,320,302 — —
Investment Company 1,204,270 — —
Securities Lending Reinvestment Vehicle 2,211,456 — —
Total
$ 299,088,298 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Mid Cap Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 463,796 $ — $ —
North America 63,450,143 — —
Investment Company 186,198 — —
Securities Lending Reinvestment Vehicle 717,218 — —
Total
$ 64,817,355 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Mid Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 3,845,921 $ — $ —
North America 463,279,095 — —
Investment Company 4,543,222 — —
Securities Lending Reinvestment Vehicle 3,478,144 — —
Total
$ 475,146,382 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
D. Securities Lending
—
The Large Cap Value, Mid Cap Growth, Mid Cap Value and Strategic Growth Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the
International Equity Insights, Small Cap Equity Insights and U. S. Equity Insights Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded,
Small Cap Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 407,347 $ — $ —
Asia 819,988 — —
Europe 1,478,789 — —
North America 127,230,300 — —
South America 934,146 — —
Investment Company 442,291 — —
Securities Lending Reinvestment Vehicle 2,144,590 — —
Total
$ 133,457,451 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 35,128 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Strategic Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 6,218,020 $ — $ —
North America 379,647,408 — —
Investment Company 947,872 — —
Total
$ 386,813,300 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
U.S. Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 241,081 $ — $ —
North America 347,666,212 — —
Total
$ 347,907,293 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The International Equity Insights, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Equity Insights, Strategic Growth
and U.S. Equity Insights Funds invest the cash collateral received in connection with securities lending transactions in the Goldman
Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The
Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, GSAL will, and BNYM may, exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’
loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund's NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio. Similarly, large Fund share purchases may adversely affect a Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)